As filed with the Securities and Exchange Commission on November 18, 2015

1933 Act File No. 333-96461

1940 Act File No. 811-09813

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	|X|
Pre-Effective Amendment No. ____	|_|
Post-Effective Amendment No. 57	|X|

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	|X|
Amendment No. 58	|X|

(Check appropriate box or boxes)

SCOUT FUNDS

(Exact Name of Registrant as Specified in Charter)

928 Grand Boulevard, Kansas City, MO 64106

(Address of Principal Executive Offices) (Zip Code)

(877) 726-8842

(Registrant's Telephone Number, including Area Code)

BENJAMIN D. WIESENFELD, ESQ.

Scout Funds

928 Grand Boulevard

Kansas City, MO 64106

(Name and Address of Agent for Service of Process)

With Copies to:

JESSICA A. SCHUBEL

Scout Funds

928 Grand Boulevard

Kansas City, MO 64106

MICHAEL P. O'HARE, ESQ.

Stradley, Ronon, Stevens & Young, LLP

2005 Market Street, Suite 2600

Philadelphia, PA 19103

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):
|X| immediately upon filing pursuant to paragraph (b) of Rule 485
|_| on (date) pursuant to paragraph (b) of Rule 485
|_| 60 days after filing pursuant to paragraph (a)(1) of Rule 485
|_| on (date) pursuant to paragraph (a)(1) of Rule 485
|_| 75 days after filing pursuant to paragraph (a)(2) of Rule 485
|_| on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
|_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Kansas City, and State of Missouri on the 18th day of November, 2015.

Scout Funds
By: /s/ Andrew J. Iseman
Andrew J. Iseman, President and Trustee

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and the date(s) indicated.

Signature	Title	Date
/s/ Andrew J. Iseman	President and Trustee	November 18, 2015
Andrew J. Iseman
/s/ Scott A. Betz	Treasurer	November 18, 2015
Scott A. Betz
/s/ Andrea F. Bielsker	Trustee	November 18, 2015
Andrea F. Bielsker*
/s/ Jerry T. Golden	Trustee	November 18, 2015
Jerry T. Golden*

/s/ Charlotte T. Petersen	Trustee	November 18, 2015
Charlotte T. Petersen*

/s/ Allen R. Strain	Trustee	November 18, 2015
Allen R. Strain*

* By:	/s/ Benjamin D. Wiesenfeld
Benjamin D. Wiesenfeld
Attorney-in-Fact
(Pursuant to Powers of Attorney, previously filed with Post-Effective Amendment No. 39, Post-Effective Amendment No. 42 and Post-Effective Amendment No. 56 to the Registrant’s Registration Statement and incorporated herein by reference)

INDEX TO EXHIBITS

Exhibit No.	Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase